Note 15 - Trade and Other Receivables (Tables)	6 Months Ended
Jun. 30, 2024
Statement Line Items [Line Items]
Disclosure of the components and trade and other receivables [text block]
		December 31,
	2024	2023

Bullion sales receivable	3,844	5,403
VAT receivables	3,612	4,259
Deposits for stores, equipment and other receivables	426	290
	7,882	9,952